Other disclosures - Risk Management and Principal Risks (audited) (Tables)	12 Months Ended
Dec. 31, 2018
Other disclosures - Risk Management and Principal Risks
Maximum exposure and effects of collateral and other credit enhancements (audited)
Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
As at 31 December 2018	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	177,069	-	-	-	-	177,069
Cash collateral and settlement balances	77,222	-	-	-	-	77,222
Loans and advances at amortised cost:
Home loans	150,284	-	(295)	(149,679)	(132)	178
Credit cards, unsecured and other retail lending	56,431	-	(725)	(5,608)	(451)	49,647
Corporate loans	119,691	(7,550)	(65)	(41,042)	(4,454)	66,580
Total loans and advances at amortised cost	326,406	(7,550)	(1,085)	(196,329)	(5,037)	116,405
Of which credit-impaired:
Home loans	2,125	-	(3)	(2,083)	(31)	8
Credit cards, unsecured and other retail lending	1,249	-	(6)	(232)	(38)	973
Corporate loans	1,762	-	-	(895)	(17)	850
Total credit-impaired loans and advances at amortised cost	5,136	-	(9)	(3,210)	(86)	1,831
Reverse repurchase agreements and other similar secured lending	2,308	-	(17)	(2,261)	-	30
Trading portfolio assets:						-
Debt securities	57,283	-	-	(451)	-	56,832
Traded loans	7,234	-	-	(154)	-	7,080
Total trading portfolio assets	64,517	-	-	(605)	-	63,912
Financial assets at fair value through the income statement:
Loans and advances	19,524	-	(11)	(11,782)	(89)	7,642
Debt securities	4,522	-	-	(445)	-	4,077
Reverse repurchase agreements	119,041	-	(2,996)	(115,601)	-	444
Other financial assets	542	-	-	-	-	542
Total financial assets at fair value through the income statement	143,629	-	(3,007)	(127,828)	(89)	12,705
Derivative financial instruments	222,538	(172,001)	(31,402)	(5,502)	(4,712)	8,921
Financial assets at fair value through other comprehensive income	51,694	-	-	-	(399)	51,295
Other assets	1,006	-	-	-	-	1,006
Total on-balance sheet	1,066,389	(179,551)	(35,511)	(332,525)	(10,237)	508,565

Off-balance sheet:
Contingent liabilities	20,258	-	(399)	(1,418)	(190)	18,251
Loan commitments[a]	359,477	-	(124)	(77,597)	(1,395)	280,361
Total off-balance sheet	379,735	-	(523)	(79,015)	(1,585)	298,612

Total	1,446,124	(179,551)	(36,034)	(411,540)	(11,822)	807,177

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
As at 31 December 2017	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	171,082	-	-	-	-	171,082
Cash collateral and settlement balances	77,168	-	-	-	-	77,168
Loans and advances at amortised cost:
Home loans	147,002	-	(158)	(146,554)	-	290
Credit cards, unsecured and other retail lending	55,767	-	(241)	(3,995)	(16)	51,515
Corporate loans	121,279	(6,617)	(230)	(46,402)	(4,378)	63,652
Total loans and advances at amortised cost	324,048	(6,617)	(629)	(196,951)	(4,394)	115,457
Reverse repurchase agreements and other similar secured lending	12,546	-	-	(12,226)	-	320
Trading portfolio assets:
Debt securities	51,200	-	-	-	-	51,200
Traded loans	3,140	-	-	(128)	-	3,012
Total trading portfolio assets	54,340	-	-	(128)	-	54,212
Financial assets at fair value through the income statement:
Loans and advances	11,037	-	(440)	(5,497)	(344)	4,756
Debt securities	15	-	-	-	-	15
Reverse repurchase agreements	100,040	-	(426)	(99,428)	-	186
Other financial assets	519	-	-	-	-	519
Total financial assets at fair value through the income statement	111,611	-	(866)	(104,925)	(344)	5,476
Derivative financial instruments	237,669	(184,265)	(33,092)	(6,170)	(5,885)	8,257
Financial investments - debt securities	57,128	-	-	(463)	(853)	55,812
Other assets	3,022	-	-	-	-	3,022
Total on-balance sheet	1,048,614	(190,882)	(34,587)	(320,863)	(11,476)	490,806

Off-balance sheet:
Contingent liabilities	19,012	-	(318)	(1,482)	(228)	16,984
Loan commitments	315,573	-	(73)	(31,069)	(1,757)	282,674
Total off-balance sheet	334,585	-	(391)	(32,551)	(1,985)	299,658

Total	1,383,199	(190,882)	(34,978)	(353,414)	(13,461)	790,464

Loans and advances at amortised cost by stage and product (audited)

Loans and advances at amortised cost by stage

The table below presents an analysis of loans and advances at amortised cost by gross exposure, impairment allowance, coverage ratio and impairment charge by stage allocation and business segment as at 31 December 2018. Also included are off-balance sheet loan commitments and financial guarantee contracts by gross exposure and impairment allowance and coverage ratio by stage allocation as at 31 December 2018. Barclays does not hold any material purchased or originated credit impaired assets as at year-end.

Loans and advances at amortised cost by stage (audited)
	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2018	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	134,911	25,279	3,040	163,230	183	1,389	1,152	2,724	160,506
Barclays International	26,714	4,634	1,830	33,178	352	965	1,315	2,632	30,546
Head Office	6,510	636	938	8,084	9	47	306	362	7,722
Total Barclays Group retail	168,135	30,549	5,808	204,492	544	2,401	2,773	5,718	198,774
Barclays UK	22,824	4,144	1,272	28,240	16	70	117	203	28,037
Barclays International	87,344	8,754	1,382	97,480	128	244	439	811	96,669
Head Office	2,923	-	41	2,964	-	-	38	38	2,926
Total Barclays Group wholesale	113,091	12,898	2,695	128,684	144	314	594	1,052	127,632
Total loans and advances at amortised cost	281,226	43,447	8,503	333,176	688	2,715	3,367	6,770	326,406
Off-balance sheet loan commitments and financial guarantee contracts[a]	309,989	22,126	684	332,799	99	150	22	271	332,528
Total[b]	591,215	65,573	9,187	665,975	787	2,865	3,389	7,041	658,934

	Coverage ratio				Loan impairment charge and loan loss rate
	Stage 1	Stage 2	Stage 3	Total	Loan impairment charge		Loan loss rate
As at 31 December 2018%		%	%	%	£m		bps
Barclays UK	0.1	5.5	37.9	1.7		830		51
Barclays International	1.3	20.8	71.9	7.9		844		254
Head Office	0.1	7.4	32.6	4.5		15		19
Total Barclays Group retail	0.3	7.9	47.7	2.8		1,689		83
Barclays UK	0.1	1.7	9.2	0.7		74		26
Barclays International	0.1	2.8	31.8	0.8		(142)		-
Head Office	-	-	92.7	1.3		(31)		-
Total Barclays Group wholesale	0.1	2.4	22.0	0.8		(99)		-
Total loans and advances at amortised cost	0.2	6.2	39.6	2.0		1,590		48
Off-balance sheet loan commitments and financial guarantee contracts[a]	-	0.7	3.2	0.1		(125)
Other financial assets subject to impairment						3
Total	0.1	4.4	36.9	1.1		1,468

Notes

a Excludes loan commitments and financial guarantees of £11.7bn carried at fair value.

b Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £129.9bn and impairment allowance of £12m (1 January 2018: £9m). This comprises £10m ECL on £129.3bn Stage 1 assets and £2m on £0.6bn Stage 2 fair value through other comprehensive income assets.

Loans and advances at amortised cost by stage (audited)
	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 1 January 2018	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	129,837	25,798	3,152	158,787	142	1,310	1,142	2,594	156,193
Barclays International	22,427	7,051	1,466	30,944	292	1,298	1,080	2,670	28,274
Head Office	6,498	1,596	952	9,046	8	62	294	364	8,682
Total Barclays Group retail	158,762	34,445	5,570	198,777	442	2,670	2,516	5,628	193,149
Barclays UK	22,835	3,880	1,092	27,807	25	88	114	227	27,580
Barclays International	75,331	11,128	2,345	88,804	139	349	694	1,182	87,622
Head Office	8,689	139	74	8,902	2	5	58	65	8,837
Total Barclays Group wholesale	106,855	15,147	3,511	125,513	166	442	866	1,474	124,039
Total loans and advances at amortised cost	265,617	49,592	9,081	324,290	608	3,112	3,382	7,102	317,188
Off-balance sheet loan commitments and financial guarantee contracts[a]	275,364	38,867	1,442	315,673	133	259	28	420	315,253
Total[b]	540,981	88,459	10,523	639,963	741	3,371	3,410	7,522	632,441

	Coverage ratio
	Stage 1	Stage 2	Stage 3	Total
As at 1 January 2018%		%	%	%
Barclays UK	0.1	5.1	36.2	1.6
Barclays International	1.3	18.4	73.7	8.6
Head Office	0.1	3.9	30.9	4.0
Total Barclays Group retail	0.3	7.8	45.2	2.8
Barclays UK	0.1	2.3	10.4	0.8
Barclays International	0.2	3.1	29.6	1.3
Head Office	-	3.6	78.4	0.7
Total Barclays Group wholesale	0.2	2.9	24.7	1.2
Total loans and advances at amortised cost	0.2	6.3	37.2	2.2
Off-balance sheet loan commitments and financial guarantee contracts[a]	-	0.7	1.9	0.1
Total	0.1	3.8	32.4	1.2

Notes

a Excludes loan commitments and financial guarantees of £18.9bn carried at fair value.

b Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £128.1bn and impairment allowance of £9m.

Loans and advances at amortised cost by product (audited)

The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.

Loans and advances at amortised cost by product (audited)
		Stage 2
As at 31 December 2018	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	130,066	15,672	1,672	862	18,206	2,476	150,748
Credit cards, unsecured loans and other retail lending	45,785	11,262	530	437	12,229	3,760	61,774
Corporate loans	105,375	12,177	360	475	13,012	2,267	120,654
Total	281,226	39,111	2,562	1,774	43,447	8,503	333,176

Impairment allowance
Home loans	31	56	13	13	82	351	464
Credit cards, unsecured loans and other retail lending	528	1,895	169	240	2,304	2,511	5,343
Corporate loans	129	300	16	13	329	505	963
Total	688	2,251	198	266	2,715	3,367	6,770

Net exposure
Home loans	130,035	15,616	1,659	849	18,124	2,125	150,284
Credit cards, unsecured loans and other retail lending	45,257	9,367	361	197	9,925	1,249	56,431
Corporate loans	105,246	11,877	344	462	12,683	1,762	119,691
Total	280,538	36,860	2,364	1,508	40,732	5,136	326,406

Coverage ratio	%	%	%	%	%	%	%
Home loans	-	0.4	0.8	1.5	0.5	14.2	0.3
Credit cards, unsecured loans and other retail lending	1.2	16.8	31.9	54.9	18.8	66.8	8.6
Corporate loans	0.1	2.5	4.4	2.7	2.5	22.3	0.8
Total	0.2	5.8	7.7	15.0	6.2	39.6	2.0

As at 1 January 2018
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	125,224	17,108	1,612	604	19,324	2,425	146,973
Credit cards, unsecured loans and other retail lending	40,482	13,562	702	502	14,766	3,544	58,792
Corporate loans	99,911	14,534	407	561	15,502	3,112	118,525
Total	265,617	45,204	2,721	1,667	49,592	9,081	324,290

Impairment allowance
Home loans	38	77	10	13	100	326	464
Credit cards, unsecured loans and other retail lending	441	2,086	203	245	2,534	2,291	5,266
Corporate loans	129	444	22	12	478	765	1,372
Total	608	2,607	235	270	3,112	3,382	7,102

Net exposure
Home loans	125,186	17,031	1,602	591	19,224	2,099	146,509
Credit cards, unsecured loans and other retail lending	40,041	11,476	499	257	12,232	1,253	53,526
Corporate loans	99,782	14,090	385	549	15,024	2,347	117,153
Total	265,009	42,597	2,486	1,397	46,480	5,699	317,188

Coverage ratio	%	%	%	%	%	%	%
Home loans	-	0.5	0.6	2.2	0.5	13.4	0.3
Credit cards, unsecured loans and other retail lending	1.1	15.4	28.9	48.8	17.2	64.6	9.0
Corporate loans	0.1	3.1	5.4	2.1	3.1	24.6	1.2
Total	0.2	5.8	8.6	16.2	6.3	37.2	2.2

Movement in gross exposure and impairment allowance including provisions for loan commitments and financial guarantees (audited)

Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees (audited)

The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. An explanation of the terms: 12-month ECL, lifetime ECL and credit-impaired is included on page 273.

Gross exposure for loans and advances at amortised cost (audited)
	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	265,617	49,592	9,081	324,290
Net transfers between stages	1,385	(3,602)	2,217	-
Business activity in the year	74,419	2,680	374	77,473
- of which: Barclays UK	29,467	1,493	326	31,286
- of which: Barclays International	42,346	1,164	44	43,554
Net drawdowns and repayments	(13,140)	136	162	(12,842)
- of which: Barclays UK	(10,269)	(980)	(322)	(11,571)
- of which: Barclays International	(1,305)	1,348	561	604
Final repayments	(41,946)	(5,359)	(1,071)	(48,376)
- of which: Barclays UK	(11,728)	(1,753)	(478)	(13,959)
- of which: Barclays International	(29,421)	(3,520)	(549)	(33,490)
Disposals	(5,109)	-	(369)	(5,478)
Write-offs	-	-	(1,891)	(1,891)
As at 31 December 2018[a]	281,226	43,447	8,503	333,176

Impairment allowance on loans and advances at amortised cost (audited)
	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	608	3,112	3,382	7,102
Net transfers between stages	798	(1,182)	384	-
Business activity in the year	223	173	95	491
Net re-measurement and movement due to exposure and risk parameter changes	(865)	638	1,918	1,691
UK economic uncertainty adjustment	-	150	-	150
Final repayments	(76)	(176)	(152)	(404)
Disposals	-	-	(369)	(369)
Write-offs	-	-	(1,891)	(1,891)
As at 31 December 2018[a]	688	2,715	3,367	6,770

Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs				1,928
Net recoveries post write-offs				(195)
Exchange and other adjustments				(143)
Impairment release on loan commitments and financial guarantees[b]				(125)
Impairment charge on other financial assets				3
Income statement charge/(release) for the period				1,468

Note

a Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £129.9bn (1 January 2018: £128.1bn) and impairment allowance of £12m (1 January 2018: £9m). This comprises £10m ECL on £129.3bn Stage 1 assets and £2m on £0.6bn Stage 2 fair value through other comprehensive income assets.

b Impairment release of £125m on loan commitments and financial guarantees represents reduction in impairment allowance of £149m partially offset by exchange and other adjustments of £24m.

Gross exposure for loan commitments and financial guarantees (audited)
	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	275,364	38,867	1,442	315,673
Net transfers between stages	13,521	(13,552)	31	-
Business activity in the year	65,404	811	-	66,215
Net drawdowns and repayments	(14,491)	4,298	(473)	(10,666)
Final repayments	(29,809)	(8,298)	(316)	(38,423)
As at 31 December 2018	309,989	22,126	684	332,799

Provision on loan commitments and financial guarantees (audited)
	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	133	259	28	420
Net transfers between stages	42	(43)	1	-
Business activity in the year	18	-	-	18
Net remeasurement and movement due to exposure and risk parameter changes	(79)	(22)	44	(57)
UK economic uncertainty adjustment
Final repayments	(15)	(44)	(51)	(110)
As at 31 December 2018	99	150	22	271

Management adjustments to models for impairment

Adjustments in portfolios that have total management adjustments to impairment allowance of more than £10m are presented by product below. Information as at 31 December 2018 is prepared on an IFRS 9 basis and information as at 31 December 2017 is prepared on an IAS 39 basis.

Portfolios that have management adjustments greater than £10m by product[a]
	As at 31 December 2018		As at 31 December 2017
	Total management adjustments to impairment allowances, including forbearance	Proportion of total impairment allowances	Total management adjustments to impairment allowances, including forbearance	Proportion of total impairment allowances
	£m	%	£m	%
Home loans	54	11.6	71	15.5
Credit cards, unsecured loans and other retail lending	370	6.9	80	2.6
Corporate loans	(7)	(0.7)	138	12.1

Note

  Positive values relate to an increase in impairment allowance.

Core macroeconomic variables for each scenario and the respective scenario weights

The table below shows the core macroeconomic variables for each scenario and the respective scenario weights.

Scenario probability weighting (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2018%		%	%	%	%
Scenario probability weighting	9	24	41	23	3

Macroeconomic variables (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2018%		%	%	%	%
UK GDP[a]	4.5	3.1	1.7	0.3	(4.1)
UK unemployment[b]	3.4	3.9	4.3	5.7	8.8
UK HPI[c]	46.4	32.6	3.2	(0.5)	(32.1)
US GDP[a]	4.8	3.7	2.1	0.4	(3.3)
US unemployment[b]	3.0	3.4	3.7	5.2	8.4
US HPI[c]	36.9	30.2	4.1	-	(17.4)
As at 1 January 2018
UK GDP[a]	4.5	3.2	1.8	(0.6)	(5.2)
UK unemployment[b]	3.9	4.1	4.6	5.5	9.0
UK HPI[c]	52.9	36.7	2.8	(9.2)	(35.1)
US GDP[a]	6.7	4.6	2.1	(1.0)	(5.2)
US unemployment[b]	3.2	3.5	4.1	5.0	9.6
US HPI[c]	32.1	27.3	3.4	(2.1)	(20.2)

Barclays impairment as at 31 December 2018 includes an adjustment of £150m representing a charge for the estimated impact of anticipated economic uncertainty in the UK. This adjustment was estimated broadly on the output of the UK Downward scenario.

Scenario probability weighting
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
UK Upward scenario	18	33	36	11	2
UK Downward scenario	8	18	40	28	6

Macroeconomic variables
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2018%		%	%	%	%
UK Upward scenario
UK GDP	4.5	3.1	3.1	0.3	(4.1)
UK unemployment	3.4	3.9	3.9	5.7	8.8
UK HPI	46.4	32.6	32.6	(0.5)	(32.1)
US GDP	4.8	3.7	2.1	0.4	(3.3)
US unemployment	3.0	3.4	3.7	5.2	8.4
US HPI	36.9	30.2	4.1	-	(17.4)
UK Downward scenario
UK GDP	4.5	3.1	0.3	0.3	(4.1)
UK unemployment	3.4	3.9	5.7	5.7	8.8
UK HPI	46.4	32.6	(0.5)	(0.5)	(32.1)
US GDP	4.8	3.7	2.1	0.4	(3.3)
US unemployment	3.0	3.4	3.7	5.2	8.4
US HPI	36.9	30.2	4.1	-	(17.4)

ECL sensitivity analysis to US economic forecasts for key principal portfolios

The table on page [163] shows the estimated ECL impact on key principal portfolios in the event that the US consensus was instead for positive growth (Upward scenario) and a mild downturn (Downward scenario). The inputs for the Downward scenario have been modelled using Downside 1 US macroeconomic variables for the Baseline scenario but with no changes to UK and other non-US macroeconomic variables (as highlighted below). Similarly, the Upward scenario uses Upside 1 US macroeconomic variables for the Baseline scenario. The Downside 2, Downside 1, Upside 1 and Upside 2 scenarios are held constant but the probability weights reestimated and normalised so they equate to 100%. Changes in credit cards, unsecured loans and other retail lending are measured for US cards only.

Scenario probability weighting
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
US Upward scenario	18	33	36	11	2
US Downward scenario	5	14	40	34	7

Macroeconomic variables for US Downward scenario
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2018%		%	%	%	%
US Upward scenario
UK GDP	4.5	3.1	1.7	0.3	(4.1)
UK unemployment	3.4	3.9	4.3	5.7	8.8
UK HPI	46.4	32.6	3.2	(0.5)	(32.1)
US GDP	4.8	3.7	3.7	0.4	(3.3)
US unemployment	3.0	3.4	3.4	5.2	8.4
US HPI	36.9	30.2	30.2	-	(17.4)
US Downward scenario
UK GDP	4.5	3.1	1.7	0.3	(4.1)
UK unemployment	3.4	3.9	4.3	5.7	8.8
UK HPI	46.4	32.6	3.2	(0.5)	(32.1)
US GDP	4.8	3.7	0.4	0.4	(3.3)
US unemployment	3.0	3.4	5.2	5.2	8.4
US HPI	36.9	30.2	-	-	(17.4)

ECL under 100% weighted scenarios for key principal portfolios

ECL under 100% weighted scenarios for key principal portfolios (audited)

The table on the next page shows the ECL for key principal portfolios assuming scenarios have been 100% weighted. Gross exposures are allocated to a stage based on the individual scenario rather than through a probability-weighted approach as is required for Barclays reported impairment allowances. As a result, it is not possible to back solve the weighted ECL from the individual scenarios as a balance may be assigned to a different stage dependent on the scenario.

Material post-model adjustments have been excluded from the below analysis so that the scenario specific results are comparable. Management adjustments of greater than £10m can be found on page 158.

The key principal portfolios included in the product split below account for circa 80% of total loans and advances at amortised cost and circa 80% of total impairment allowance (including off-balance sheet loan commitments and financial guarantee contracts). Portfolios excluded are those where the risk resides outside of the UK or the US; small UK portfolios; and exposures where ECL estimation methods are based on benchmark approaches or assigned proxy coverage ratios.

Balances allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default as at 31 December 2018 and not on macroeconomic scenarios.

The Downside 2 scenario represents a severe global recession with substantial falls in both UK and US GDP. Unemployment in both markets rises towards 9% and there are substantial falls in asset prices including housing.

Under the Downside 2 scenario, balances move between stages as the economic environment weakens. This can be seen in the movement of £19.0bn of gross exposure into Stage 2 between the Weighted and Downside 2 scenario. ECL increases in Stage 2 predominantly due to unsecured portfolios as economic conditions deteriorate.

	Scenarios
As at 31 December 2018	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Gross Exposure (£m)
Home loans	115,573	116,814	116,402	115,924	114,858	109,305
Credit cards, unsecured loans and other retail lending	30,494	32,104	31,082	30,536	29,846	24,884
Corporate loans	80,835	81,346	81,180	80,941	80,517	73,715
Stage 1 ECL (£m)
Home loans	1	-	-	-	1	9
Credit cards, unsecured loans and other retail lending	355	304	343	351	365	388
Corporate loans	175	161	163	162	203	242
Stage 1 Coverage (%)
Home loans	-	-	-	-	-	-
Credit cards, unsecured loans and other retail lending	1.2	0.9	1.1	1.1	1.2	1.6
Corporate loans	0.2	0.2	0.2	0.2	0.3	0.3
Stage 2 Gross Exposure (£m)
Home loans	17,455	16,214	16,627	17,105	18,170	23,724
Credit cards, unsecured loans and other retail lending	10,943	9,334	10,355	10,902	11,591	16,553
Corporate loans	11,377	10,866	11,031	11,271	11,694	18,496
Stage 2 ECL (£m)
Home loans	7	1	1	3	7	172
Credit cards, unsecured loans and other retail lending	2,013	1,569	1,779	1,969	2,331	4,366
Corporate loans	323	277	290	302	397	813
Stage 2 Coverage (%)
Home loans	-	-	-	-	-	0.7
Credit cards, unsecured loans and other retail lending	18.4	16.8	17.2	18.1	20.1	26.4
Corporate loans	2.8	2.5	2.6	2.7	3.4	4.4
Stage 3 Gross Exposure (£m)
Home loans	1,104	1,104	1,104	1,104	1,104	1,104
Credit cards, unsecured loans and other retail lending	2,999	2,999	2,999	2,999	2,999	2,999
Corporate loans[a]	1,165	n/a	n/a	1,165	n/a	n/a
Stage 3 ECL (£m)
Home loans	6	3	4	5	7	27
Credit cards, unsecured loans and other retail lending	2,200	2,154	2,174	2,199	2,234	2,297
Corporate loans[a]	333	n/a	n/a	323	n/a	n/a
Stage 3 Coverage (%)
Home loans	0.5	0.3	0.4	0.5	0.7	2.4
Credit cards, unsecured loans and other retail lending	73.4	71.8	72.5	73.3	74.5	76.6
Corporate loans[a]	28.6	n/a	n/a	27.7	n/a	n/a
Total ECL (£m)
Home loans	14	4	6	8	15	208
Credit cards, unsecured loans and other retail lending	4,567	4,026	4,296	4,519	4,929	7,052
Corporate loans[a]	832	n/a	n/a	786	n/a	n/a

	Sensitivity to UK economic forecasts
As at 30 September 2018	Δ UK Upward scenario	Δ UK Downward scenario
Stage 1 Gross Exposure (£m)
Home loans	506	(889)
Credit cards, unsecured loans and other retail lending	294	(252)
Corporate loans	79	(13)
Stage 1 ECL (£m)
Home loans	-	-
Credit cards, unsecured loans and other retail lending	(4)	4
Corporate loans	1	7
Stage 1 Coverage ratio (bps)
Home loans	-	-
Credit cards, unsecured loans and other retail lending	(4)	5
Corporate loans	-	2
Stage 2 Gross Exposure (£m)
Home loans	(506)	889
Credit cards, unsecured loans and other retail lending	(294)	252
Corporate loans	(79)	13
Stage 2 ECL (£m)
Home loans	(3)	6
Credit cards, unsecured loans and other retail lending	(102)	104
Corporate loans	(4)	13
Stage 2 Coverage ratio (bps)
Home loans	(2)	3
Credit cards, unsecured loans and other retail lending	(83)	89
Corporate loans	(2)	13
Stage 3 Gross Exposure (£m)
Home loans	-	-
Credit cards, unsecured loans and other retail lending	-	-
Corporate loans	-	-
Stage 3 ECL (£m)
Home loans	(1)	2
Credit cards, unsecured loans and other retail lending	(15)	15
Corporate loans	(46)	28
Stage 3 Coverage ratio (bps)
Home loans	(11)	13
Credit cards, unsecured loans and other retail lending	(79)	94
Corporate loans	(384)	235
Total ECL (£m)
Home loans	(4)	8
Credit cards, unsecured loans and other retail lending	(121)	123
Corporate loans	(49)	48

	Sensitivity to US economic forecasts
As at 30 September 2018	Δ US Upward scenario	Δ US Downward scenario
Stage 1 Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	214	(312)
Corporate loans	83	(46)
Stage 1 ECL (£m)
Credit cards, unsecured loans and other retail lending	(4)	6
Corporate loans	(3)	10
Stage 1 Coverage ratio (bps)
Credit cards, unsecured loans and other retail lending	(4)	7
Corporate loans	(2)	6
Stage 2 Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	(214)	312
Corporate loans	(83)	46
Stage 2 ECL (£m)
Credit cards, unsecured loans and other retail lending	(76)	144
Corporate loans	(15)	34
Stage 2 Coverage ratio (bps)
Credit cards, unsecured loans and other retail lending	(78)	181
Corporate loans	(54)	155
Stage 3 Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	-	-
Corporate loans	-	-
Stage 3 ECL (£m)
Credit cards, unsecured loans and other retail lending	(6)	7
Corporate loans	(35)	54
Stage 3 Coverage ratio (bps)
Credit cards, unsecured loans and other retail lending	(43)	50
Corporate loans	(295)	455
Total ECL (£m)
Credit cards, unsecured loans and other retail lending	(86)	157
Corporate loans	(53)	98

Concentrations of Credit Risk by geography and industry (audited)
Credit risk concentrations by geography (audited)
	UnitedKingdom	Europe	Americas	Africa and Middle East	Asia	Total
As at 31 December 2018	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	64,343	66,887	36,045	718	9,076	177,069
Cash collateral and settlement balances	27,418	22,316	22,184	376	4,928	77,222
Loans and advances at amortised cost	240,116	27,913	49,592	3,414	5,371	326,406
Reverse repurchase agreements and other similar secured lending	724	113	68	1,320	83	2,308
Trading portfolio assets	12,444	13,375	34,369	713	3,616	64,517
Financial assets at fair value through the income statement	33,842	20,984	73,489	1,758	13,556	143,629
Derivative financial instruments	69,798	80,003	58,699	1,866	12,172	222,538
Financial assets at fair value through other comprehensive income	11,494	23,298	13,953	163	2,786	51,694
Other assets	780	125	100	1	-	1,006
Total on-balance sheet	460,959	255,014	288,499	10,329	51,588	1,066,389

Off-balance sheet:
Contingent liabilities	5,910	3,572	8,996	536	1,289	20,303
Loan commitments	108,506	34,524	175,995	1,852	3,346	324,223
Total off-balance sheet	114,416	38,096	184,991	2,388	4,635	344,526
Total	575,375	293,110	473,490	12,717	56,223	1,410,915

Credit risk concentrations by geography (audited)
	UnitedKingdom	Europe	Americas	Africa and Middle East	Asia	Total
As at 31 December 2017	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	53,068	57,179	56,034	63	4,738	171,082
Cash collateral and settlement balances	23,852	24,311	23,440	870	4,695	77,168
Loans and advances at amortised cost	240,102	27,223	47,850	3,385	5,488	324,048
Reverse repurchase agreements and other similar secured lending	203	375	10,521	32	1,415	12,546
Trading portfolio assets	10,603	13,620	25,680	473	3,964	54,340
Financial assets at fair value through the income statement	33,922	23,725	46,288	1,611	6,065	111,611
Derivative financial instruments	81,656	81,566	57,858	2,792	13,797	237,669
Financial investments - debt securities	17,470	23,598	14,110	114	1,836	57,128
Other assets	1,579	1,179	148	33	83	3,022
Total on-balance sheet	462,455	252,776	281,929	9,373	42,081	1,048,614

Off-balance sheet:
Contingent liabilities	7,603	3,039	6,708	529	1,133	19,012
Loan commitments	105,912	36,084	168,003	1,608	3,966	315,573
Total off-balance sheet	113,515	39,123	174,711	2,137	5,099	334,585
Total	575,970	291,899	456,640	11,510	47,180	1,383,199

Credit risk concentrations by industry (audited)
As at 31 December 2018	Banks	Other financialinsti-tutions	Manu-facturing	Const-ructionand property	Govern-ment and central bank	Energyandwater	Wholesaleand retail distribution and leisure	Businessand otherservices	Homeloans	Cards, unsecuredloans and other personal lending	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	-	-	-	-	177,069	-	-	-	-	-	-	177,069
Cash collateral and settlement balances	17,341	48,398	498	75	9,235	386	223	717	-	-	349	77,222
Loans and advances at amortised cost	9,478	18,653	8,775	23,565	12,764	5,515	11,609	19,716	150,284	55,298	10,749	326,406
Reverse repurchase agreements and other similar secured lending	1,368	865	-	37	38	-	-	-	-	-	-	2,308
Trading portfolio assets	3,500	9,550	3,825	897	34,968	4,202	1,202	3,481	-	-	2,892	64,517
Financial assets at fair value through the income statement	30,374	96,378	-	8,914	5,331	32	13	2,178	405	-	4	143,629
Derivative financial instruments	123,769	80,376	2,390	1,993	5,987	2,791	486	2,004	-	-	2,742	222,538
Financial assets at fair value through other comprehensive income	12,135	2,250	-	200	36,973	-	-	136	-	-	-	51,694
Other assets	580	426	-	-	-	-	-	-	-	-	-	1,006
Total on-balance sheet	198,545	256,896	15,488	35,681	282,365	12,926	13,533	28,232	150,689	55,298	16,736	1,066,389

Off-balance sheet:
Contingent liabilities	939	3,840	3,470	626	1,890	3,491	952	3,455	-	116	1,524	20,303
Loan commitments	1,267	42,890	39,978	14,362	1,629	26,519	14,566	22,142	8,900	126,640	25,330	324,223
Total off-balance sheet	2,206	46,730	43,448	14,988	3,519	30,010	15,518	25,597	8,900	126,756	26,854	344,526
Total	200,751	303,626	58,936	50,669	285,884	42,936	29,051	53,829	159,589	182,054	43,590	1,410,915

Credit risk concentrations by industry (audited)
As at 31 December 2017	Banks	Other financialinsti-tutions	Manu-facturing	Con-structionand property	Govern-ment and central bank	Energyandwater	Wholesaleand retail distri-bution and leisure	Businessand otherservices	Homeloans	Cards, unsecuredloans and other personal lending	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	-	-	-	-	171,082	-	-	-	-	-	-	171,082
Cash collateral and settlement balances	18,395	48,611	124	233	8,219	585	75	577	-	-	349	77,168
Loans and advances at amortised cost	9,386	26,312	9,125	23,473	9,097	5,519	12,375	19,906	147,002	54,205	7,648	324,048
Reverse repurchase agreements and other similar secured lending	7,241	4,844	-	153	307	-	-	1	-	-	-	12,546
Trading portfolio assets	4,682	10,672	3,311	807	26,030	3,900	598	3,324	128	-	888	54,340
Financial assets at fair value through the income statement	21,468	78,506	38	4,666	4,812	2	3	2,083	28	-	5	111,611
Derivative financial instruments	126,248	87,272	2,383	2,103	5,811	8,179	576	2,972	-	-	2,125	237,669
Financial investments - debt securities	10,145	1,379	-	-	44,827	103	-	674	-	-	-	57,128
Other assets	2,300	701	-	-	21	-	-	-	-	-	-	3,022
Total on-balance sheet	199,865	258,297	14,981	31,435	270,206	18,288	13,627	29,537	147,158	54,205	11,015	1,048,614

Off-balance sheet:
Contingent liabilities	1,572	3,556	3,236	675	8	2,605	969	4,947	4	389	1,051	19,012
Loan commitments	1,550	31,427	38,105	12,956	384	31,702	14,507	34,415	10,785	126,169	13,573	315,573
Total off-balance sheet	3,122	34,983	41,341	13,631	392	34,307	15,476	39,362	10,789	126,558	14,624	334,585
Total	202,987	293,280	56,322	45,066	270,598	52,595	29,103	68,899	157,947	180,763	25,639	1,383,199

Balance Sheet credit quality (audited)
Balance sheet credit quality (audited)
	PD range			Total	PD range			Total
	0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%		0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%
As at 31 December 2018	£m	£m	£m	£m	%	%	%	%
Cash and balances at central banks	177,069	-	-	177,069	100	-	-	100
Cash collateral and settlement balances	70,455	6,763	4	77,222	91	9	-	100
Loans and advances at amortised cost
Home loans	137,449	9,701	3,134	150,284	92	6	2	100
Credit cards, unsecured and other retail lending	21,786	31,664	2,981	56,431	39	56	5	100
Corporate loans	86,271	30,108	3,312	119,691	72	25	3	100
Total loans and advances at amortised cost	245,506	71,473	9,427	326,406	75	22	3	100
Reverse repurchase agreements and other similar secured lending	1,820	444	44	2,308	79	19	2	100
Trading portfolio assets:
Debt securities	51,896	4,998	389	57,283	90	9	1	100
Traded loans	1,903	4,368	963	7,234	27	60	13	100
Total trading portfolio assets	53,799	9,366	1,352	64,517	83	15	2	100
Financial assets at fair value through the income statement:
Loans and advances	13,177	6,295	52	19,524	68	32	-	100
Debt securities	4,380	81	61	4,522	97	2	1	100
Reverse repurchase agreements	85,887	31,813	1,341	119,041	72	27	1	100
Other financial assets	524	18	-	542	97	3	-	100
Total financial assets at fair value through the income statement	103,968	38,207	1,454	143,629	72	27	1	100
Derivative financial instruments	211,695	10,791	52	222,538	95	5	-	100
Financial assets at fair value through other comprehensive income	51,546	148	-	51,694	100	-	-	100
Other assets	723	283	-	1,006	72	28	-	100
Total on-balance sheet	916,581	137,475	12,333	1,066,389	86	13	1	100

Balance sheet credit quality (audited)
	PD range			Total	PD range			Total
	0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%		0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%
As at 31 December 2017	£m	£m	£m	£m	%	%	%	%
Cash and balances at central banks	171,082	-	-	171,082	100	-	-	100
Cash collateral and settlement balances	72,277	4,619	272	77,168	94	6		100
Loans and advances at amortised cost
Home loans	135,576	5,781	5,645	147,002	92	4	4	100
Credit cards, unsecured and other retail lending[a]	13,195	34,897	7,675	55,767	24	63	13	100
Corporate loans	75,819	33,093	12,367	121,279	63	27	10	100
Total loans and advances at amortised cost	224,590	73,771	25,687	324,048	73	20	7	100
Reverse repurchase agreements and other similar secured lending	11,430	1,101	15	12,546	91	9	-	100
Trading portfolio assets:
Debt securities	48,489	2,085	626	51,200	95	4	1	100
Traded loans	1,432	1,189	519	3,140	45	38	17	100
Total trading portfolio assets	49,921	3,274	1,145	54,340	92	6	2	100
Financial assets designated at fair value:
Loans and advances	9,457	817	763	11,037	86	7	7	100
Debt securities	-	15	-	15	-	100	-	100
Reverse repurchase agreements	82,263	17,692	85	100,040	82	18	-	100
Other financial assets	482	37	-	519	93	7	-	100
Total financial assets designated at fair value	92,202	18,561	848	111,611	82	17	1	100
Derivative financial instruments	229,262	7,863	544	237,669	96	4	-	100
Financial investments - debt securities	57,106	18	4	57,128	100	-	-	100
Other assets	2,570	411	41	3,022	85	14	1	100
Total on-balance sheet	910,440	109,618	28,556	1,048,614	87	10	3	100

Note

a 2017 figures have been restated to more accurately reflect the credit quality distribution within credit cards, unsecured and retail lending.

Credit risk profile by internal PD band for loans and advances at amortised cost, contingent liabilities and loan commitments (audited)

Credit exposures by internal PD grade

Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
		Gross carrying amount				Allowance for ECL				Net exposure	ECL coverage
Credit quality description	PD range	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Strong	0.0 to < 0.60%	232,163	13,556	-	245,719	146	67	-	213	245,506	0.1
Satisfactory	0.60 to < 11.35%	48,730	24,768	-	73,498	508	1,517	-	2,025	71,473	2.8
Higher Risk	11.35% to < 100%	333	5,123	-	5,456	34	1,131	-	1,165	4,291	21.4
Credit Impaired	100%	-	-	8,503	8,503	-	-	3,367	3,367	5,136	39.6
Total		281,226	43,447	8,503	333,176	688	2,715	3,367	6,770	326,406	2.0

Credit risk profile by internal PD grade for contingent liabilities (audited)[a]
		Gross carrying amount				Allowance for ECL				Net exposure	ECL coverage
Credit quality description	PD range	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Strong	0.0 to < 0.60%	15,000	443	-	15,443	6	3	-	9	15,434	0.1
Satisfactory	0.60 to < 11.35%	3,541	964	-	4,505	10	14	-	24	4,481	0.5
Higher Risk	11.35% to < 100%	49	228	-	277	-	10	-	10	267	3.6
Credit Impaired	100%	-	-	74	74	-	-	2	2	72	2.7
Total		18,590	1,635	74	20,299	16	27	2	45	20,254	0.2

Credit risk profile by internal PD grade for loan commitments (audited)[a]
		Gross carrying amount				Allowance for ECL				Net exposure	ECL coverage
Credit quality description	PD range	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Strong	0.0 to < 0.60%	206,511	5,440	-	211,951	21	5	-	26	211,925	-
Satisfactory	0.60 to < 11.35%	84,141	11,806	-	95,947	59	80	-	139	95,808	0.1
Higher Risk	11.35% to < 100%	747	3,245	-	3,992	3	38	-	41	3,951	1.0
Credit Impaired	100%	-	-	610	610	-	-	20	20	590	3.3
Total		291,399	20,491	610	312,500	83	123	20	226	312,274	0.1

Note

a Excludes loan commitments and financial guarantees of £11.7bn carried at fair value.

Derivative assets (audited)
Derivative assets (audited)
	2018			2017
	Balance sheetassets	Counterpartynetting	Netexposure	Balance sheetassets	Counterpartynetting	Netexposure
As at 31 December	£m	£m	£m	£m	£m	£m
Foreign exchange	64,188	50,189	13,999	54,943	42,117	12,826
Interest rate	125,272	95,572	29,700	153,043	117,559	35,484
Credit derivatives	10,755	8,450	2,305	12,549	9,952	2,597
Equity and stock index	20,882	16,653	4,229	14,698	12,702	1,996
Commodity derivatives	1,441	1,137	304	2,436	1,935	501
Total derivative assets	222,538	172,001	50,537	237,669	184,265	53,404
Cash collateral held			31,402			33,092
Net exposure less collateral			19,135			20,312

Management Value at Risk (audited)
Management VaR (95%, one day) (audited)
	2018			2017
	Average	High[b]	Low[b]	Average	High[b]	Low[b]
For the year ended 31 December[a]	£m	£m	£m	£m	£m	£m
Credit risk	11	16	8	12	18	8
Interest rate risk	8	19	3	8	15	4
Equity risk	7	14	4	8	14	4
Basis risk	6	8	4	5	6	3
Spread risk	6	9	3	5	8	3
Foreign exchange risk	3	7	2	3	7	2
Commodity risk	1	2	-	2	3	1
Inflation risk	3	4	2	2	4	1
Diversification effect[b]	(24)	n/a	n/a	(26)	n/a	n/a
Total management VaR	21	27	15	19	26	14

Notes

  Excludes BAGL from 23 July 2018.
  Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.

Deposit funding (audited)
Deposit funding (audited)
	2018			2017
Funding of loans and advances	Loans and advances at amortised cost	Deposits at amortised cost	Loan: deposit ratio[a]	Loan to deposit ratio
As at 31 December 2018	£bn	£bn	%	%
Barclays UK	189	197	96%	95%
Barclays International	127	197	65%	68%
Head Office	11	-
Barclays Group	326	395	83%	81%

Note

a The loan: deposit ratio is calculated as loans and advances at amortised cost divided by deposits at amortised cost. Comparatives have been updated based on this approach.

Contractual maturity of financial assets and liabilities (audited)
Contractual maturity of financial assets and liabilities (audited)
As at31 December 2018	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan nine months	Over ninemonths butnot morethan one year	Over oneyear but notmore thantwo years	Over twoyears butnot morethan threeyears	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	175,534	1,353	118	–	64	–	–	–	–	–	177,069
Cash collateral and settlement balances	2,389	74,786	19	–	22	2	–	4	–	–	77,222
Loans and advances at amortised cost	12,506	11,171	7,938	5,416	7,072	26,336	25,559	39,604	48,606	142,198	326,406
Reverse repurchase agreements and other similar secured lending	31	1,245	–	–	–	586	446	–	–	–	2,308
Trading portfolio assets	104,187	–	–	–	–	–	–	–	–	–	104,187
Financial assets at fair value through the income statement	13,606	112,297	7,174	3,124	2,312	4,677	165	311	829	5,153	149,648
Derivative financial instruments	222,384	–	6	1	4	14	11	11	86	21	222,538
Financial investments	–	–	–	–	–	–	–	–	–	–	–
Financial assets at fair value through other comprehensive income	11	3,120	2,784	1,696	2,719	6,080	2,765	7,818	18,659	7,164	52,816
Other financial assets	761	182	56	–	7	–	–	–	–	–	1,006
Total financial assets	531,409	204,154	18,095	10,237	12,200	37,695	28,946	47,748	68,180	154,536	1,113,200
Other assets[a]											20,083
Total assets											1,133,283
Liabilities
Deposits at amortised cost	342,967	30,029	7,282	3,672	3,237	3,983	2,053	520	349	746	394,838
Cash collateral and settlement balances	3,542	63,973	5	2	–	–	–	–	–	–	67,522
Repurchase agreements and other similar secured borrowing	1,331	5,542	–	–	–	3	10,017	1,201	484	–	18,578
Debt securities in issue	26	14,779	5,937	5,159	7,686	6,984	6,248	12,988	15,812	6,667	82,286
Subordinated liabilities	–	306	–	78	45	860	5,156	3,387	6,968	3,759	20,559
Trading portfolio liabilities	37,882	–	–	–	–	–	–	–	–	–	37,882
Financial liabilities designated at fair value	14,280	143,635	6,809	9,051	3,577	10,383	5,689	7,116	4,415	11,879	216,834
Derivative financial instruments	219,578	9	–	–	–	3	3	3	3	44	219,643
Other financial liabilities	277	2,984	–	–	–	554	–	–	–	–	3,815
Total financial liabilities	619,883	261,257	20,033	17,962	14,545	22,770	29,166	25,215	28,031	23,095	1,061,957
Other liabilities											7,547
Total liabilities											1,069,504
Cumulative liquidity gap	(88,474)	(145,577)	(147,515)	(155,240)	(157,585)	(142,660)	(142,880)	(120,347)	(80,198)	51,243	63,779

Contractual maturity of financial assets and liabilities (audited)
As at31 December 2017	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan ninemonths	Over ninemonths butnot morethan oneyear	Over oneyear but notmore thantwo years	Over twoyears butnot morethan threeyears	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	170,236	846	–	–	–	–	–	–	–	–	171,082
Cash collateral and settlement balances	1,794	75,323	32	2	14	3	–	–	–	–	77,168
Loans and advances at amortised cost	13,667	25,720	9,735	5,594	7,733	36,213	26,244	39,446	48,382	111,314	324,048
Reverse repurchase agreements and other similar secured lending	7,522	4,446	578	–	–	–	–	–	–	–	12,546
Trading portfolio assets	113,760	–	–	–	–	–	–	–	–	–	113,760
Financial assets at fair value through the income statement	14,800	77,288	8,828	4,570	1,252	2,095	160	196	557	6,535	116,281
Derivative financial instruments	237,504	41	–	–	–	71	22	15	1	15	237,669
Financial investments	30	2,378	2,717	97	504	5,675	3,928	16,162	17,059	10,365	58,915
Financial assets at fair value through other comprehensive income	–	–	–	–	–	–	–	–	–	–	–
Other financial assets	2,153	759	–	–	–	110	–	–	–	–	3,022
Total financial assets	561,466	186,801	21,890	10,263	9,503	44,167	30,354	55,819	65,999	128,229	1,114,491
Other assets[a]											18,757
Total assets											1,133,248
Liabilities
Deposits at amortised cost	337,881	39,586	8,083	3,820	3,823	2,754	634	1,198	266	656	398,701
Cash collateral and settlement balances	2,047	66,052	16	4	19	4	1	–	–	–	68,143
Repurchase agreements and other similar secured borrowing	3,550	17,841	4,516	2,136	1,396	310	93	10,006	490	–	40,338
Debt securities in issue	907	17,120	8,395	5,107	1,562	8,136	3,883	12,819	10,983	4,402	73,314
Subordinated liabilities	–	2,402	791	7	23	57	1,959	8,751	5,466	4,370	23,826
Trading portfolio liabilities	37,351	–	–	–	–	–	–	–	–	–	37,351
Financial liabilities designated at fair value	13,298	102,860	10,570	5,918	3,139	10,515	7,281	5,879	4,923	9,335	173,718
Derivative financial instruments	237,235	10	3	–	–	10	5	4	41	1,037	238,345
Other financial liabilities	446	3,793	–	–	–	781	–	–	–	–	5,020
Total financial liabilities	632,715	249,664	32,374	16,992	9,962	22,567	13,856	38,657	22,169	19,800	1,058,756
Other liabilities											8,476
Total liabilities											1,067,232
Cumulative liquidity gap	(71,249)	(134,112)	(144,596)	(151,325)	(151,784)	(130,184)	(113,686)	(96,524)	(52,694)	55,735	66,016

Contractual maturity of financial liabilities - undiscounted (audited)

Contractual maturity of financial liabilities on an undiscounted basis

The table below presents the cash flows payable by the Barclays Group under financial liabilities by remaining contractual maturities at the balance sheet date. The amounts disclosed in the table are the contractual undiscounted cash flows of all financial liabilities (i.e. nominal values).

The balances in the below table do not agree directly to the balances in the consolidated balance sheet as the table incorporates all cash flows, on an undiscounted basis, related to both principal as well as those associated with all future coupon payments.

Derivative financial instruments held for trading and trading portfolio liabilities are included in the on demand column at their fair value.

Contractual maturity of financial liabilities - undiscounted (audited)
	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan one year	Over oneyear but notmore thanthree years	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2018
Deposits at amortised cost	342,967	30,047	7,295	6,924	6,069	546	412	816	395,076
Cash collateral and settlement balances	3,542	63,985	5	2	–	–	–	–	67,534
Repurchase agreements and other similar secured borrowing	1,331	5,542	–	–	10,238	1,243	486	–	18,840
Debt securities in issue	26	14,810	5,976	12,914	13,849	13,351	17,639	10,254	88,819
Subordinated liabilities	–	306	–	123	6,147	3,568	7,917	4,413	22,474
Trading portfolio liabilities	37,882	–	–	–	–	–	–	–	37,882
Financial liabilities designated at fair value	14,280	143,766	6,948	12,732	16,546	7,679	5,008	17,621	224,580
Derivative financial instruments	219,578	12	–	–	6	3	4	59	219,662
Other financial liabilities	277	2,984	–	–	554	–	–	–	3,815
Total financial liabilities	619,883	261,452	20,224	32,695	53,409	26,390	31,466	33,163	1,078,682

As at 31 December 2017
Deposits at amortised cost	337,881	39,602	8,087	7,650	3,405	1,200	267	725	398,817
Cash collateral and settlement balances	2,047	66,059	16	24	5	–	–	–	68,151
Repurchase agreements and other similar secured borrowing	3,550	17,847	4,526	3,557	410	10,259	490	–	40,639
Debt securities in issue	907	17,614	8,565	7,025	13,786	13,928	12,687	6,734	81,246
Subordinated liabilities	–	2,822	1,816	685	5,501	10,232	6,243	6,231	33,530
Trading portfolio liabilities	37,351	–	–	–	–	–	–	–	37,351
Financial liabilities designated at fair value	13,298	102,983	10,609	9,118	18,142	6,177	5,490	12,834	178,651
Derivative financial instruments	237,235	9	3	–	15	5	48	1,755	239,070
Other financial liabilities	446	3,793	–	–	781	–	–	–	5,020
Total financial liabilities	632,715	250,729	33,622	28,059	42,045	41,801	25,225	28,279	1,082,475

Maturity analysis of off-balance sheet commitments received (audited)

Maturity of off-balance sheet commitments received and given

The table below presents the maturity split of the Group’s off-balance sheet commitments received and given at the balance sheet date. The amounts disclosed in the table are the undiscounted cash flows (i.e. nominal values) on the basis of earliest opportunity at which they are available.

Maturity analysis of off-balance sheet commitments received (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2018
Guarantees, letters of credit and credit insurance	6,288	110	20	13	16	65	10	33	10	5	6,570
Other commitments received	93	42	–	–	–	–	–	–	–	–	135
Total off-balance sheet commitments received	6,381	152	20	13	16	65	10	33	10	5	6,705

As at 31 December 2017
Guarantees, letters of credit and credit insurance	6,373	5	2	3	1	8	7	5	3	4	6,411
Other commitments received	–	29	–	–	–	–	–	–	–	–	29
Total off-balance sheet commitments received	6,373	34	2	3	1	8	7	5	3	4	6,440

Maturity analysis of off-balance sheet commitments given (audited)

Maturity of off-balance sheet commitments received and given

The table below presents the maturity split of the Group’s off-balance sheet commitments received and given at the balance sheet date. The amounts disclosed in the table are the undiscounted cash flows (i.e. nominal values) on the basis of earliest opportunity at which they are available.

Maturity analysis of off-balance sheet commitments given (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2018
Contingent liabilities	16,344	1,102	553	145	170	415	435	641	319	179	20,303
Documentary credits and other short-term trade related transactions	70	1,263	325	55	14	11	3	–	–	–	1,741
Standby facilities, credit lines and other commitments[a]	317,257	1,734	1,311	397	667	311	257	424	19	105	322,482
Total off-balance sheet commitments given	333,671	4,099	2,189	597	851	737	695	1,065	338	284	344,526

As at 31 December 2017
Contingent liabilities	16,047	1,085	560	92	242	346	80	59	245	256	19,012
Documentary credits and other short-term trade related transactions	34	593	147	26	6	5	1	–	–	–	812
Standby facilities, credit lines and other commitments	311,481	1,144	883	77	778	44	47	259	2	46	314,761
Total off-balance sheet commitments given	327,562	2,822	1,590	195	1,026	395	128	318	247	302	334,585

Captial resources (audited)
Capital ratios[a,b,c]
As at 31 December	2018	2017
CET1	13.2%	13.3%
Tier 1 (T1)	17.0%	17.2%
Total regulatory capital	20.7%	21.5%

Capital resources (audited)
	2018	2017
As at 31 December	£bn	£bn
Total equity excluding non-controlling interests per the balance sheet	62.6	63.9
Less: other equity instruments (recognised as AT1 capital)	(9.6)	(8.9)
Adjustment to retained earnings for foreseeable dividends	(0.7)	(0.4)

Other regulatory adjustments and deductions
Additional value adjustments (PVA)	(1.7)	(1.4)
Goodwill and intangible assets	(8.0)	(7.9)
Deferred tax assets that rely on future profitability excluding temporary differences	(0.5)	(0.6)
Fair value reserves related to gains or losses on cash flow hedges	(0.7)	(1.2)
Excess of expected losses over impairment	-	(1.2)
Gains or losses on liabilities at fair value resulting from own credit	(0.1)	0.1
Defined benefit pension fund assets	(1.3)	(0.7)
Direct and indirect holdings by an institution of own CET1 instruments	(0.1)	(0.1)
Adjustment under IFRS 9 transitional arrangements	1.3	-
CET1 capital	41.1	41.6

AT1 capital
Capital instruments and related share premium accounts	9.6	8.9
Qualifying AT1 capital (including minority interests) issued by subsidiaries	2.4	3.5
Other regulatory adjustments and deductions	(0.1)	(0.1)
AT1 capital	11.9	12.3

T1 capital	53.0	53.9

T2 capital
Capital instruments and related share premium accounts	6.6	6.5
Qualifying T2 capital (including minority interests) issued by subsidiaries	5.3	7.0
Other regulatory adjustments and deductions	(0.3)	(0.3)
Total regulatory capital	64.6	67.2

Notes

a CET1, T1 and T2 capital, and RWAs are calculated applying the transitional arrangements of the CRR. This includes IFRS 9 transitional arrangements and the grandfathering of CRR non-compliant capital instruments.

b The fully loaded CET1 ratio, as is relevant for assessing against the conversion trigger in Barclays PLC additional tier 1 (AT1) securities, was 12.8%, with £39.8bn of CET1 capital and £311.8bn of RWAs calculated without applying the transitional arrangements of the CRR.

c The Barclays PLC CET1 ratio, as is relevant for assessing against the conversion trigger in Barclays Bank PLC T2 Contingent Capital Notes, was 13.2%. For this calculation CET1 capital and RWAs are calculated applying the transitional arrangements under the CRR, including the IFRS 9 transitional arrangements. The benefit of the Financial Services Authority (FSA) October 2012 interpretation of the transitional provisions, relating to the implementation of CRD IV, expired in December 2017.

Functional currency of the operation (audited)
Functional currency of operations (audited)
	Foreign currency net investments	Borrowings which hedge the net investments	Derivatives which hedge the net investments	Structural currency exposures pre-economic hedges	Economic hedges	Remaining structural currency exposures
	£m	£m	£m	£m	£m	£m
As at 31 December 2018
USD	28,857	(12,322)	(2,931)	13,604	(4,827)	8,777
EUR	2,672	(3)	-	2,669	(2,146)	523
ZAR	5	-	-	5	-	5
JPY	489	-	-	489	-	489
Other	2,021	-	(37)	1,984	-	1,984
Total	34,044	(12,325)	(2,968)	18,751	(6,973)	11,778

As at 31 December 2017
USD	27,848	(12,404)	(540)	14,904	(6,153)	8,751
EUR	2,489	(3)	-	2,486	(2,127)	359
ZAR	8	-	-	8	-	8
JPY	467	(152)	(301)	14	-	14
Other	2,475	-	(1,299)	1,176	-	1,176
Total	33,287	(12,559)	(2,140)	18,588	(8,280)	10,308

Net interest income sensitivity (AEaR) by business unit and Analysis of equity sensivity (audited)

The table below shows a sensitivity analysis on pre-tax net interest income for non-trading financial assets and financial liabilities, including the effect of any hedging. The sensitivity has been measured using the Annual Earnings at Risk (AEaR) methodology as described on page 000 of the Barclays PLC Pillar 3 Report 2018 (unaudited). Note that this metric assumes an instantaneous parallel change to interest rate forward curves. The model floors shocked market rates at zero; changes in Net Interest Income (NII) sensitivity are only observed where forward rates are greater than zero. The main model assumptions are: (i) one-year time horizon; (ii) balance sheet is held constant; (iii) balances are adjusted for assumed behavioural profiles (i.e. considers that customers may remortgage before the contractual maturity); and (iv) behavioural assumptions are kept unchanged in all rate scenarios.

Net interest income sensitivity (AEaR) by business unita,[b],[c] (audited)

	Barclays UK	Barclays International	Total
	£m	£m	£m
As at 31 December 2018
+100bps	124	89	213
+25bps	30	23	53
-25bps	(73)	(35)	(108)

As at 31 December 2017
+100bps	45	31	76
+25bps	11	9	20
-25bps	(61)	(22)	(83)

Notes

  Excludes investment banking business.
  Excludes Treasury operations, which are driven by the firm’s investments in the liquidity pool, which are risk managed using value-based risk measures described on page 000 of the Barclays PLC Pillar 3 Report 2018 (unaudited). Treasury’s NII (AEaR) sensitivity to a +25/-25bps move is +£23m/-£29m respectively.
  Expected fixed rate mortgage pipeline completions in Barclays UK assumed to be consistent with level and timing of pipeline hedging.

Analysis of equity sensitivity (audited)
	2018		2017
	+25 basispoints	-25 basispoints	+25 basispoints	-25 basispoints
As at 31 December	£m	£m	£m	£m
Net interest income	53	(108)	20	(83)
Taxation effects on the above	(13)	27	(6)	25
Effect on profit for the year	40	(81)	14	(58)
As percentage of net profit after tax	1.69%	(3.41%)	1.57%	6.52%

Effect on profit for the year (per above)	40	(81)	14	(58)
Fair value through other comprehensive income reserve	(143)	256	(164)	219
Cash flow hedge reserve	(574)	544	(616)	598
Taxation effects on the above	179	(200)	195	(204)
Effect on equity	(498)	519	(571)	555
As percentage of equity	(0.78%)	0.81%	(0.87%)	0.84%